Deferred compensation plans - Activity relating to SAR Plan A awards (Detail) - SAR Plan A [Member] - ¥ / shares	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Outstanding
Outstanding (number of shares), Beginning	14,471,000
Outstanding (number of shares), Granted	2,557,500
Outstanding (number of shares), Exercised	(1,817,000)
Outstanding (number of shares), Forfeited	(9,800)
Outstanding (number of shares), Expired	(131,400)
Outstanding (number of shares), Ending	15,070,300	14,471,000
Outstanding (number of shares), Exercisable, Ending	9,960,400
Weighted-average exercise price
Weighted-average exercise price, Beginning	¥ 634
Weighted-average exercise price, Granted	684
Weighted-average exercise price, Exercised	403
Weighted-average exercise price, Forfeited	660
Weighted-average exercise price, Expired	474
Weighted-average exercise price, Ending	671	¥ 634
Weighted-average exercise price, Exercisable, Ending	¥ 687
Weighted-average remaining life until expiry (years)
Weighted-average remaining life until expiry (years), Outstanding	4 years 1 month	4 years 2 months
Weighted-average remaining life until expiry (years), Exercisable	3 years 1 month